Earnings / (Loss) per share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income / (Loss) :
Net income / (loss)	$ 159,972	$ (41,365)
Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	100,256,417	95,797,142
Basic earnings / (loss) per share	$ 1.60	$ (0.43)
Effect of dilutive securities:
Dillutive effect of non vested shares	281,480	(0)
Weighted average common shares outstanding, diluted	100,537,897	95,797,142
Diluted earnings / (loss) per share	$ 1.59	$ (0.43)